Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares	Share capital and additional paid-in capital	Shares to be issued	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Balance at Dec. 31, 2022		$ 86,009		$ (243)	$ (69,132)	$ 16,634
Balance (in Shares) at Dec. 31, 2022	5,701,518
Share based compensation expense (see Note 13.c)		97				97
Exercise of options		103				103
Exercise of options (in Shares)	46,500
Net income					2,005	2,005
Balance at Dec. 31, 2023		86,209		(243)	(67,127)	18,839
Balance (in Shares) at Dec. 31, 2023	5,748,018
Share based compensation expense (see Note 13.c)		74				74
Exercise of options		50				50
Exercise of options (in Shares)	23,333
Issuance of Ordinary Shares in connection with Prospectus Supplement (see Note 13.a.4)		68				68
Issuance of Ordinary Shares in connection with Prospectus Supplement (see Note 13.a.4) (in Shares)	21,208
Net income					2,300	2,300
Balance at Dec. 31, 2024		86,401		(243)	(64,827)	21,331
Balance (in Shares) at Dec. 31, 2024	5,792,559
Share based compensation expense (see Note 13.c)		42				42
Exercise of options and warrants (see Note 13)		3,618				3,618
Exercise of options and warrants (see Note 13) (in Shares)	1,236,375
Issuance of Ordinary Shares (see Note 13.a.4)			102			102
Net income					3,611	3,611
Balance at Dec. 31, 2025		$ 90,061	$ 102	$ (243)	$ (61,216)	$ 28,704
Balance (in Shares) at Dec. 31, 2025	7,028,934